Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 85.8%
Issuer	Shares	Value ($)
Communication Services 8.0%
Diversified Telecommunication Services 8.0%
AT&T, Inc.	1,075,000	31,336,250
BCE, Inc.	315,000	12,870,900
Verizon Communications, Inc.	890,000	47,819,700
Total		92,026,850
Total Communication Services		92,026,850
Consumer Discretionary 3.9%
Automobiles 0.6%
General Motors Co.	335,000	6,961,300
Hotels, Restaurants & Leisure 0.9%
Extended Stay America, Inc.	500,000	3,655,000
Las Vegas Sands Corp.	165,000	7,007,550
Total		10,662,550
Household Durables 0.5%
Newell Brands, Inc.	415,000	5,511,200
Multiline Retail 1.1%
Target Corp.	132,500	12,318,525
Specialty Retail 0.8%
Home Depot, Inc. (The)	52,500	9,802,275
Total Consumer Discretionary		45,255,850
Consumer Staples 11.9%
Beverages 4.4%
Coca-Cola Co. (The)	475,000	21,018,750
PepsiCo, Inc.	250,000	30,025,000
Total		51,043,750
Food Products 1.5%
General Mills, Inc.	215,000	11,345,550
JM Smucker Co. (The)	55,000	6,105,000
Total		17,450,550
Household Products 2.8%
Kimberly-Clark Corp.	95,000	12,147,650
Procter & Gamble Co. (The)	180,000	19,800,000
Total		31,947,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.2%
Altria Group, Inc.	325,000	12,567,750
Philip Morris International, Inc.	330,000	24,076,800
Total		36,644,550
Total Consumer Staples		137,086,500
Energy 7.3%
Oil, Gas & Consumable Fuels 7.3%
BP PLC, ADR	1,000,000	24,390,000
Chevron Corp.	475,000	34,418,500
ConocoPhillips Co.	185,000	5,698,000
Valero Energy Corp.	185,000	8,391,600
Williams Companies, Inc. (The)	800,000	11,320,000
Total		84,218,100
Total Energy		84,218,100
Financials 12.2%
Banks 9.4%
Citigroup, Inc.	500,000	21,060,000
JPMorgan Chase & Co.	500,000	45,015,000
KeyCorp	610,000	6,325,700
Truist Financial Corp.	200,000	6,168,000
U.S. Bancorp	285,000	9,818,250
Wells Fargo & Co.	710,000	20,377,000
Total		108,763,950
Capital Markets 1.2%
Ares Capital Corp.	400,000	4,312,000
Morgan Stanley	275,000	9,350,000
Total		13,662,000
Insurance 1.6%
MetLife, Inc.	300,000	9,171,000
Principal Financial Group, Inc.	300,000	9,402,000
Total		18,573,000
Total Financials		140,998,950
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.3%
Biotechnology 5.5%
AbbVie, Inc.	435,000	33,142,650
Amgen, Inc.	112,500	22,807,125
Gilead Sciences, Inc.	100,000	7,476,000
Total		63,425,775
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	400,000	22,296,000
Eli Lilly & Co.	110,000	15,259,200
Johnson & Johnson	405,000	53,107,650
Merck & Co., Inc.	225,000	17,311,500
Pfizer, Inc.	500,000	16,320,000
Total		124,294,350
Total Health Care		187,720,125
Industrials 5.0%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	25,000	8,473,750
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	145,000	13,545,900
Electrical Equipment 0.8%
Eaton Corp. PLC	115,000	8,934,350
Machinery 1.3%
Caterpillar, Inc.	132,500	15,375,300
Road & Rail 1.0%
Union Pacific Corp.	85,000	11,988,400
Total Industrials		58,317,700
Information Technology 12.3%
Communications Equipment 3.3%
Cisco Systems, Inc.	975,000	38,327,250
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	410,000	8,421,400
IT Services 2.1%
International Business Machines Corp.	220,000	24,404,600
Semiconductors & Semiconductor Equipment 3.8%
Broadcom, Inc.	112,500	26,673,750
Texas Instruments, Inc.	172,500	17,237,925
Total		43,911,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.9%
NortonLifeLock, Inc.	550,000	10,290,500
Technology Hardware, Storage & Peripherals 1.5%
Seagate Technology PLC	120,000	5,856,000
Western Digital Corp.	265,000	11,029,300
Total		16,885,300
Total Information Technology		142,240,725
Materials 2.4%
Chemicals 1.9%
Dow, Inc.	320,000	9,356,800
Nutrien Ltd.	360,000	12,218,400
Total		21,575,200
Metals & Mining 0.5%
Steel Dynamics, Inc.	285,000	6,423,900
Total Materials		27,999,100
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
Alexandria Real Estate Equities, Inc.	60,000	8,223,600
Duke Realty Corp.	425,000	13,761,500
Life Storage, Inc.	19,762	1,868,497
Medical Properties Trust, Inc.	600,000	10,374,000
Total		34,227,597
Total Real Estate		34,227,597
Utilities 3.5%
Electric Utilities 1.7%
Edison International	155,000	8,492,450
Xcel Energy, Inc.	185,000	11,155,500
Total		19,647,950
Multi-Utilities 1.8%
Ameren Corp.	155,000	11,288,650
NiSource, Inc.	365,000	9,114,050
Total		20,402,700
Total Utilities		40,050,650
Total Common Stocks (Cost $1,177,283,303)		990,142,147

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2020 (Unaudited)
Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.6%
AXA SA(a)
05/15/2021	7.250%	9,000,000	6,730,254
Total Convertible Bonds (Cost $9,209,188)			6,730,254

Convertible Preferred Stocks 8.9%
Issuer		Shares	Value ($)
Health Care 1.8%
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co.	6.125%	230,000	12,570,759
Danaher Corp.	4.750%	8,300	8,653,414
Total			21,224,173
Total Health Care			21,224,173
Industrials 0.5%
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	75,000	5,298,900
Total Industrials			5,298,900
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
Crown Castle International Corp.	6.875%	10,000	12,928,434
Total Real Estate			12,928,434
Utilities 5.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	6.125%	385,000	18,749,616
NextEra Energy, Inc.	5.279%	230,700	10,142,599
Total			28,892,215
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.4%
Dominion Energy, Inc.	7.250%	97,500	9,129,900
DTE Energy Co.	6.250%	458,866	18,196,790
Total			27,326,690
Water Utilities 0.6%
Essential Utilities, Inc.	6.000%	125,000	6,768,862
Total Utilities			62,987,767
Total Convertible Preferred Stocks (Cost $108,685,994)			102,439,274

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	47,315,064	47,291,406
Total Money Market Funds (Cost $47,307,425)		47,291,406
Total Investments in Securities (Cost: $1,342,485,910)		1,146,603,081
Other Assets & Liabilities, Net		6,850,507
Net Assets		1,153,453,588

Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $6,730,254, which represents 0.58% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	15,299,635	105,818,774	(73,803,345)	47,315,064	(10,043)	(15,547)	58,428	47,291,406
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020